Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gateway Trust
Entity Central Index Key	0001406305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000146363
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class A
Trading Symbol	GCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$101	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets.

Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call option present in the Cboe® S&P 500 BuyWriteSM Index (the BXMSM). Unlike the passive BXMSM, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2024.

• Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

• The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

In 2024, the investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified, active, index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	CBOE S&P 500 BuyWrite Index
12/2014	$9,423	$10,000	$10,000
01/2015	$9,338	$9,700	$9,859
02/2015	$9,612	$10,257	$10,133
03/2015	$9,604	$10,095	$10,169
04/2015	$9,708	$10,192	$10,315
05/2015	$9,832	$10,323	$10,412
06/2015	$9,764	$10,123	$10,367
07/2015	$9,945	$10,335	$10,657
08/2015	$9,430	$9,712	$10,141
09/2015	$9,414	$9,471	$10,120
10/2015	$9,739	$10,270	$10,551
11/2015	$9,806	$10,301	$10,610
12/2015	$9,791	$10,138	$10,524
01/2016	$9,407	$9,635	$10,077
02/2016	$9,417	$9,622	$10,244
03/2016	$9,692	$10,275	$10,446
04/2016	$9,759	$10,315	$10,492
05/2016	$9,941	$10,500	$10,657
06/2016	$9,975	$10,527	$10,780
07/2016	$10,129	$10,915	$10,866
08/2016	$10,196	$10,931	$10,969
09/2016	$10,267	$10,933	$10,978
10/2016	$10,219	$10,733	$11,002
11/2016	$10,450	$11,131	$11,255
12/2016	$10,533	$11,351	$11,268
01/2017	$10,658	$11,566	$11,518
02/2017	$10,832	$12,025	$11,678
03/2017	$10,875	$12,039	$11,720
04/2017	$10,972	$12,163	$11,827
05/2017	$11,059	$12,334	$12,038
06/2017	$11,133	$12,411	$12,080
07/2017	$11,250	$12,666	$12,240
08/2017	$11,318	$12,705	$12,274
09/2017	$11,468	$12,967	$12,387
10/2017	$11,565	$13,270	$12,460
11/2017	$11,702	$13,677	$12,650
12/2017	$11,776	$13,829	$12,733
01/2018	$11,893	$14,621	$12,854
02/2018	$11,590	$14,082	$12,672
03/2018	$11,383	$13,724	$12,534
04/2018	$11,510	$13,777	$12,701
05/2018	$11,725	$14,108	$12,967
06/2018	$11,759	$14,195	$12,960
07/2018	$12,072	$14,724	$13,339
08/2018	$12,228	$15,203	$13,592
09/2018	$12,328	$15,290	$13,596
10/2018	$11,691	$14,245	$12,854
11/2018	$11,848	$14,535	$13,142
12/2018	$11,117	$13,223	$12,126
01/2019	$11,549	$14,282	$12,542
02/2019	$11,745	$14,741	$12,722
03/2019	$11,885	$15,027	$12,946
04/2019	$12,101	$15,636	$13,149
05/2019	$11,648	$14,642	$12,727
06/2019	$12,136	$15,674	$13,371
07/2019	$12,264	$15,899	$13,512
08/2019	$12,136	$15,648	$13,359
09/2019	$12,327	$15,940	$13,446
10/2019	$12,574	$16,286	$13,723
11/2019	$12,762	$16,877	$13,900
12/2019	$12,947	$17,386	$14,028
01/2020	$12,917	$17,379	$13,869
02/2020	$11,936	$15,949	$12,821
03/2020	$10,880	$13,979	$10,910
04/2020	$11,635	$15,771	$11,417
05/2020	$11,962	$16,522	$11,923
06/2020	$12,146	$16,850	$11,908
07/2020	$12,614	$17,801	$12,367
08/2020	$13,062	$19,080	$12,687
09/2020	$12,841	$18,355	$12,685
10/2020	$12,671	$17,867	$12,223
11/2020	$13,657	$19,823	$13,403
12/2020	$13,991	$20,585	$13,641
01/2021	$13,871	$20,377	$13,656
02/2021	$14,190	$20,939	$13,798
03/2021	$14,771	$21,856	$14,423
04/2021	$15,090	$23,022	$14,541
05/2021	$15,279	$23,183	$14,823
06/2021	$15,567	$23,724	$15,156
07/2021	$15,717	$24,288	$15,231
08/2021	$16,067	$25,026	$15,630
09/2021	$15,631	$23,863	$15,361
10/2021	$16,341	$25,534	$16,078
11/2021	$16,221	$25,357	$15,837
12/2021	$16,677	$26,494	$16,434
01/2022	$16,136	$25,123	$16,025
02/2022	$15,726	$24,371	$15,916
03/2022	$16,076	$25,276	$16,569
04/2022	$15,134	$23,071	$15,787
05/2022	$15,154	$23,114	$15,197
06/2022	$14,396	$21,206	$14,759
07/2022	$15,148	$23,161	$15,334
08/2022	$14,687	$22,217	$14,598
09/2022	$13,668	$20,170	$13,639
10/2022	$14,502	$21,804	$14,476
11/2022	$15,126	$23,022	$14,757
12/2022	$14,714	$21,696	$14,566
01/2023	$15,289	$23,059	$15,176
02/2023	$15,188	$22,496	$15,152
03/2023	$15,583	$23,322	$15,433
04/2023	$15,855	$23,686	$15,611
05/2023	$16,017	$23,789	$15,760
06/2023	$16,530	$25,361	$16,091
07/2023	$16,823	$26,176	$16,322
08/2023	$16,803	$25,759	$16,063
09/2023	$16,312	$24,531	$15,634
10/2023	$16,089	$24,015	$15,528
11/2023	$16,880	$26,208	$15,977
12/2023	$17,267	$27,399	$16,288
01/2024	$17,490	$27,859	$16,576
02/2024	$18,059	$29,347	$16,896
03/2024	$18,363	$30,291	$17,268
04/2024	$17,946	$29,054	$17,034
05/2024	$18,627	$30,494	$17,220
06/2024	$19,006	$31,589	$17,525
07/2024	$19,210	$31,973	$17,724
08/2024	$19,536	$32,749	$18,240
09/2024	$19,791	$33,448	$18,496
10/2024	$19,781	$33,145	$18,404
11/2024	$20,576	$35,090	$19,140
12/2024	$20,267	$34,254	$19,566

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	17.38%	9.38%	7.96%
Class A with 5.75% MSCFootnote Reference1	10.61%	8.09%	7.32%
S&P 500® Index	25.02%	14.53%	13.10%
CBOE S&P 500 BuyWrite Index	20.12%	6.88%	6.94%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 247,928,345
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,359,131
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,928,345
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	237
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,359,131

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.1%
Banks	3.5%
Broadline Retail	4.3%
Financial Services	4.5%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.8%
Software	10.6%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.7%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000146364
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class C
Trading Symbol	GCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$182	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets.

Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call option present in the Cboe® S&P 500 BuyWriteSM Index (the BXMSM). Unlike the passive BXMSM, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2024.

• Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

• The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

In 2024, the investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified, active, index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Line Graph [Table Text Block]
	Class C	S&P 500® Index	CBOE S&P 500 BuyWrite Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,900	$9,700	$9,859
02/2015	$10,191	$10,257	$10,133
03/2015	$10,177	$10,095	$10,169
04/2015	$10,277	$10,192	$10,315
05/2015	$10,407	$10,323	$10,412
06/2015	$10,331	$10,123	$10,367
07/2015	$10,512	$10,335	$10,657
08/2015	$9,958	$9,712	$10,141
09/2015	$9,929	$9,471	$10,120
10/2015	$10,272	$10,270	$10,551
11/2015	$10,333	$10,301	$10,610
12/2015	$10,307	$10,138	$10,524
01/2016	$9,903	$9,635	$10,077
02/2016	$9,913	$9,622	$10,244
03/2016	$10,185	$10,275	$10,446
04/2016	$10,256	$10,315	$10,492
05/2016	$10,438	$10,500	$10,657
06/2016	$10,473	$10,527	$10,780
07/2016	$10,625	$10,915	$10,866
08/2016	$10,685	$10,931	$10,969
09/2016	$10,744	$10,933	$10,978
10/2016	$10,693	$10,733	$11,002
11/2016	$10,926	$11,131	$11,255
12/2016	$11,012	$11,351	$11,268
01/2017	$11,144	$11,566	$11,518
02/2017	$11,306	$12,025	$11,678
03/2017	$11,341	$12,039	$11,720
04/2017	$11,442	$12,163	$11,827
05/2017	$11,523	$12,334	$12,038
06/2017	$11,597	$12,411	$12,080
07/2017	$11,709	$12,666	$12,240
08/2017	$11,780	$12,705	$12,274
09/2017	$11,925	$12,967	$12,387
10/2017	$12,016	$13,270	$12,460
11/2017	$12,158	$13,677	$12,650
12/2017	$12,219	$13,829	$12,733
01/2018	$12,340	$14,621	$12,854
02/2018	$12,016	$14,082	$12,672
03/2018	$11,785	$13,724	$12,534
04/2018	$11,917	$13,777	$12,701
05/2018	$12,130	$14,108	$12,967
06/2018	$12,164	$14,195	$12,960
07/2018	$12,478	$14,724	$13,339
08/2018	$12,630	$15,203	$13,592
09/2018	$12,724	$15,290	$13,596
10/2018	$12,055	$14,245	$12,854
11/2018	$12,217	$14,535	$13,142
12/2018	$11,456	$13,223	$12,126
01/2019	$11,892	$14,282	$12,542
02/2019	$12,085	$14,741	$12,722
03/2019	$12,220	$15,027	$12,946
04/2019	$12,433	$15,636	$13,149
05/2019	$11,966	$14,642	$12,727
06/2019	$12,453	$15,674	$13,371
07/2019	$12,575	$15,899	$13,512
08/2019	$12,433	$15,648	$13,359
09/2019	$12,627	$15,940	$13,446
10/2019	$12,871	$16,286	$13,723
11/2019	$13,064	$16,877	$13,900
12/2019	$13,237	$17,386	$14,028
01/2020	$13,196	$17,379	$13,869
02/2020	$12,190	$15,949	$12,821
03/2020	$11,096	$13,979	$10,910
04/2020	$11,859	$15,771	$11,417
05/2020	$12,194	$16,522	$11,923
06/2020	$12,373	$16,850	$11,908
07/2020	$12,841	$17,801	$12,367
08/2020	$13,288	$19,080	$12,687
09/2020	$13,054	$18,355	$12,685
10/2020	$12,871	$17,867	$12,223
11/2020	$13,868	$19,823	$13,403
12/2020	$14,193	$20,585	$13,641
01/2021	$14,061	$20,377	$13,656
02/2021	$14,386	$20,939	$13,798
03/2021	$14,957	$21,856	$14,423
04/2021	$15,272	$23,022	$14,541
05/2021	$15,466	$23,183	$14,823
06/2021	$15,740	$23,724	$15,156
07/2021	$15,883	$24,288	$15,231
08/2021	$16,218	$25,026	$15,630
09/2021	$15,771	$23,863	$15,361
10/2021	$16,482	$25,534	$16,078
11/2021	$16,350	$25,357	$15,837
12/2021	$16,788	$26,494	$16,434
01/2022	$16,238	$25,123	$16,025
02/2022	$15,822	$24,371	$15,916
03/2022	$16,167	$25,276	$16,569
04/2022	$15,211	$23,071	$15,787
05/2022	$15,211	$23,114	$15,197
06/2022	$14,439	$21,206	$14,759
07/2022	$15,191	$23,161	$15,334
08/2022	$14,713	$22,217	$14,598
09/2022	$13,686	$20,170	$13,639
10/2022	$14,520	$21,804	$14,476
11/2022	$15,130	$23,022	$14,757
12/2022	$14,712	$21,696	$14,566
01/2023	$15,286	$23,059	$15,176
02/2023	$15,186	$22,496	$15,152
03/2023	$15,580	$23,322	$15,433
04/2023	$15,853	$23,686	$15,611
05/2023	$16,015	$23,789	$15,760
06/2023	$16,527	$25,361	$16,091
07/2023	$16,821	$26,176	$16,322
08/2023	$16,801	$25,759	$16,063
09/2023	$16,310	$24,531	$15,634
10/2023	$16,087	$24,015	$15,528
11/2023	$16,877	$26,208	$15,977
12/2023	$17,264	$27,399	$16,288
01/2024	$17,488	$27,859	$16,576
02/2024	$18,056	$29,347	$16,896
03/2024	$18,360	$30,291	$17,268
04/2024	$17,944	$29,054	$17,034
05/2024	$18,625	$30,494	$17,220
06/2024	$19,004	$31,589	$17,525
07/2024	$19,207	$31,973	$17,724
08/2024	$19,533	$32,749	$18,240
09/2024	$19,788	$33,448	$18,496
10/2024	$19,778	$33,145	$18,404
11/2024	$20,573	$35,090	$19,140
12/2024	$20,264	$34,254	$19,566

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	16.47%	8.55%	7.32%
Class C with 1.00% CDSCFootnote Reference1	15.47%	8.55%	7.32%
S&P 500® Index	25.02%	14.53%	13.10%
CBOE S&P 500 BuyWrite Index	20.12%	6.88%	6.94%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 247,928,345
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,359,131
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,928,345
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	237
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,359,131

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.1%
Banks	3.5%
Broadline Retail	4.3%
Financial Services	4.5%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.8%
Software	10.6%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.7%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190731
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class N
Trading Symbol	GCPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$69	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets.

Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call option present in the Cboe® S&P 500 BuyWriteSM Index (the BXMSM). Unlike the passive BXMSM, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2024.

• Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

• The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

In 2024, the investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified, active, index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Line Graph [Table Text Block]
	Class N	S&P 500® Index	CBOE S&P 500 BuyWrite Index
05/2017	$10,071	$10,141	$10,171
06/2017	$10,144	$10,204	$10,207
07/2017	$10,250	$10,414	$10,342
08/2017	$10,321	$10,446	$10,370
09/2017	$10,456	$10,661	$10,466
10/2017	$10,554	$10,910	$10,527
11/2017	$10,678	$11,245	$10,688
12/2017	$10,750	$11,370	$10,758
01/2018	$10,857	$12,021	$10,860
02/2018	$10,581	$11,578	$10,706
03/2018	$10,394	$11,283	$10,590
04/2018	$10,510	$11,327	$10,731
05/2018	$10,715	$11,599	$10,956
06/2018	$10,754	$11,671	$10,949
07/2018	$11,032	$12,105	$11,270
08/2018	$11,184	$12,500	$11,484
09/2018	$11,278	$12,571	$11,487
10/2018	$10,695	$11,711	$10,860
11/2018	$10,838	$11,950	$11,104
12/2018	$10,178	$10,871	$10,245
01/2019	$10,574	$11,742	$10,597
02/2019	$10,753	$12,119	$10,749
03/2019	$10,880	$12,355	$10,938
04/2019	$11,079	$12,855	$11,110
05/2019	$10,673	$12,038	$10,753
06/2019	$11,119	$12,887	$11,297
07/2019	$11,245	$13,072	$11,416
08/2019	$11,119	$12,865	$11,287
09/2019	$11,303	$13,105	$11,360
10/2019	$11,530	$13,389	$11,594
11/2019	$11,711	$13,875	$11,744
12/2019	$11,881	$14,294	$11,852
01/2020	$11,853	$14,288	$11,718
02/2020	$10,953	$13,112	$10,833
03/2020	$9,991	$11,493	$9,218
04/2020	$10,685	$12,966	$9,646
05/2020	$10,986	$13,584	$10,073
06/2020	$11,156	$13,854	$10,061
07/2020	$11,586	$14,635	$10,448
08/2020	$12,007	$15,687	$10,719
09/2020	$11,804	$15,091	$10,717
10/2020	$11,658	$14,689	$10,327
11/2020	$12,566	$16,297	$11,324
12/2020	$12,874	$16,924	$11,525
01/2021	$12,764	$16,753	$11,538
02/2021	$13,067	$17,215	$11,658
03/2021	$13,603	$17,969	$12,186
04/2021	$13,897	$18,928	$12,286
05/2021	$14,081	$19,060	$12,524
06/2021	$14,348	$19,505	$12,805
07/2021	$14,486	$19,969	$12,869
08/2021	$14,808	$20,576	$13,206
09/2021	$14,417	$19,619	$12,979
10/2021	$15,072	$20,993	$13,584
11/2021	$14,971	$20,848	$13,381
12/2021	$15,384	$21,782	$13,885
01/2022	$14,894	$20,655	$13,540
02/2022	$14,523	$20,036	$13,447
03/2022	$14,848	$20,780	$13,999
04/2022	$13,977	$18,968	$13,338
05/2022	$13,995	$19,003	$12,840
06/2022	$13,295	$17,435	$12,470
07/2022	$14,001	$19,042	$12,956
08/2022	$13,574	$18,266	$12,334
09/2022	$12,642	$16,583	$11,524
10/2022	$13,416	$17,926	$12,230
11/2022	$13,993	$18,928	$12,468
12/2022	$13,614	$17,837	$12,307
01/2023	$14,155	$18,958	$12,822
02/2023	$14,062	$18,495	$12,801
03/2023	$14,428	$19,174	$13,039
04/2023	$14,681	$19,474	$13,189
05/2023	$14,850	$19,558	$13,316
06/2023	$15,318	$20,851	$13,595
07/2023	$15,591	$21,521	$13,790
08/2023	$15,581	$21,178	$13,572
09/2023	$15,128	$20,168	$13,209
10/2023	$14,930	$19,744	$13,119
11/2023	$15,665	$21,547	$13,499
12/2023	$16,028	$22,526	$13,762
01/2024	$16,236	$22,905	$14,005
02/2024	$16,774	$24,128	$14,276
03/2024	$17,058	$24,904	$14,590
04/2024	$16,680	$23,887	$14,392
05/2024	$17,314	$25,071	$14,549
06/2024	$17,670	$25,971	$14,807
07/2024	$17,859	$26,287	$14,975
08/2024	$18,172	$26,925	$15,411
09/2024	$18,413	$27,500	$15,627
10/2024	$18,404	$27,250	$15,549
11/2024	$19,145	$28,850	$16,172
12/2024	$18,863	$28,162	$16,531

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	17.69%	9.69%	8.63%
S&P 500® Index	25.02%	14.53%	14.37%
CBOE S&P 500 BuyWrite Index	20.12%	6.88%	6.77%

Performance Inception Date	May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 247,928,345
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,359,131
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,928,345
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	237
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,359,131

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.1%
Banks	3.5%
Broadline Retail	4.3%
Financial Services	4.5%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.8%
Software	10.6%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.7%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000146365
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class Y
Trading Symbol	GCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$74	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets.

Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call option present in the Cboe® S&P 500 BuyWriteSM Index (the BXMSM). Unlike the passive BXMSM, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2024.

• Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

• The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

In 2024, the investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified, active, index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Line Graph [Table Text Block]
	Class Y	S&P 500® Index	CBOE S&P 500 BuyWrite Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,900	$9,700	$9,859
02/2015	$10,201	$10,257	$10,133
03/2015	$10,196	$10,095	$10,169
04/2015	$10,307	$10,192	$10,315
05/2015	$10,438	$10,323	$10,412
06/2015	$10,372	$10,123	$10,367
07/2015	$10,564	$10,335	$10,657
08/2015	$10,018	$9,712	$10,141
09/2015	$9,997	$9,471	$10,120
10/2015	$10,352	$10,270	$10,551
11/2015	$10,423	$10,301	$10,610
12/2015	$10,403	$10,138	$10,524
01/2016	$10,006	$9,635	$10,077
02/2016	$10,016	$9,622	$10,244
03/2016	$10,304	$10,275	$10,446
04/2016	$10,385	$10,315	$10,492
05/2016	$10,579	$10,500	$10,657
06/2016	$10,621	$10,527	$10,780
07/2016	$10,785	$10,915	$10,866
08/2016	$10,856	$10,931	$10,969
09/2016	$10,929	$10,933	$10,978
10/2016	$10,877	$10,733	$11,002
11/2016	$11,134	$11,131	$11,255
12/2016	$11,218	$11,351	$11,268
01/2017	$11,362	$11,566	$11,518
02/2017	$11,537	$12,025	$11,678
03/2017	$11,590	$12,039	$11,720
04/2017	$11,704	$12,163	$11,827
05/2017	$11,797	$12,334	$12,038
06/2017	$11,871	$12,411	$12,080
07/2017	$12,005	$12,666	$12,240
08/2017	$12,088	$12,705	$12,274
09/2017	$12,245	$12,967	$12,387
10/2017	$12,349	$13,270	$12,460
11/2017	$12,505	$13,677	$12,650
12/2017	$12,588	$13,829	$12,733
01/2018	$12,713	$14,621	$12,854
02/2018	$12,390	$14,082	$12,672
03/2018	$12,170	$13,724	$12,534
04/2018	$12,306	$13,777	$12,701
05/2018	$12,546	$14,108	$12,967
06/2018	$12,580	$14,195	$12,960
07/2018	$12,915	$14,724	$13,339
08/2018	$13,092	$15,203	$13,592
09/2018	$13,201	$15,290	$13,596
10/2018	$12,519	$14,245	$12,854
11/2018	$12,687	$14,535	$13,142
12/2018	$11,912	$13,223	$12,126
01/2019	$12,375	$14,282	$12,542
02/2019	$12,586	$14,741	$12,722
03/2019	$12,733	$15,027	$12,946
04/2019	$12,976	$15,636	$13,149
05/2019	$12,490	$14,642	$12,727
06/2019	$13,021	$15,674	$13,371
07/2019	$13,158	$15,899	$13,512
08/2019	$13,021	$15,648	$13,359
09/2019	$13,224	$15,940	$13,446
10/2019	$13,500	$16,286	$13,723
11/2019	$13,702	$16,877	$13,900
12/2019	$13,898	$17,386	$14,028
01/2020	$13,877	$17,379	$13,869
02/2020	$12,823	$15,949	$12,821
03/2020	$11,686	$13,979	$10,910
04/2020	$12,497	$15,771	$11,417
05/2020	$12,860	$16,522	$11,923
06/2020	$13,058	$16,850	$11,908
07/2020	$13,561	$17,801	$12,367
08/2020	$14,043	$19,080	$12,687
09/2020	$13,814	$18,355	$12,685
10/2020	$13,643	$17,867	$12,223
11/2020	$14,704	$19,823	$13,403
12/2020	$15,063	$20,585	$13,641
01/2021	$14,934	$20,377	$13,656
02/2021	$15,289	$20,939	$13,798
03/2021	$15,913	$21,856	$14,423
04/2021	$16,258	$23,022	$14,541
05/2021	$16,473	$23,183	$14,823
06/2021	$16,782	$23,724	$15,156
07/2021	$16,944	$24,288	$15,231
08/2021	$17,321	$25,026	$15,630
09/2021	$16,861	$23,863	$15,361
10/2021	$17,627	$25,534	$16,078
11/2021	$17,509	$25,357	$15,837
12/2021	$17,990	$26,494	$16,434
01/2022	$17,417	$25,123	$16,025
02/2022	$16,985	$24,371	$15,916
03/2022	$17,362	$25,276	$16,569
04/2022	$16,355	$23,071	$15,787
05/2022	$16,366	$23,114	$15,197
06/2022	$15,557	$21,206	$14,759
07/2022	$16,371	$23,161	$15,334
08/2022	$15,872	$22,217	$14,598
09/2022	$14,781	$20,170	$13,639
10/2022	$15,684	$21,804	$14,476
11/2022	$16,359	$23,022	$14,757
12/2022	$15,924	$21,696	$14,566
01/2023	$16,547	$23,059	$15,176
02/2023	$16,437	$22,496	$15,152
03/2023	$16,864	$23,322	$15,433
04/2023	$17,159	$23,686	$15,611
05/2023	$17,356	$23,789	$15,760
06/2023	$17,912	$25,361	$16,091
07/2023	$18,219	$26,176	$16,322
08/2023	$18,208	$25,759	$16,063
09/2023	$17,677	$24,531	$15,634
10/2023	$17,446	$24,015	$15,528
11/2023	$18,303	$26,208	$15,977
12/2023	$18,725	$27,399	$16,288
01/2024	$18,968	$27,859	$16,576
02/2024	$19,596	$29,347	$16,896
03/2024	$19,926	$30,291	$17,268
04/2024	$19,484	$29,054	$17,034
05/2024	$20,224	$30,494	$17,220
06/2024	$20,649	$31,589	$17,525
07/2024	$20,859	$31,973	$17,724
08/2024	$21,224	$32,749	$18,240
09/2024	$21,503	$33,448	$18,496
10/2024	$21,492	$33,145	$18,404
11/2024	$22,368	$35,090	$19,140
12/2024	$22,035	$34,254	$19,566

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	17.68%	9.66%	8.22%
S&P 500® Index	25.02%	14.53%	13.10%
CBOE S&P 500 BuyWrite Index	20.12%	6.88%	6.94%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 247,928,345
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,359,131
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,928,345
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	237
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,359,131

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.1%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.1%
Banks	3.5%
Broadline Retail	4.3%
Financial Services	4.5%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.8%
Software	10.6%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.7%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at  800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052969
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class A
Trading Symbol	GATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$101	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2024.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In August, during the market's maximum drawdown of 2024, the team reduced index put option coverage to monetize high volatility. As the market recovered, they decreased time to expiration and increased the weighted-average strike price, leveraging the low cost of protection. Adjustments in 2024 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,321	$9,700	$10,210
02/2015	$9,554	$10,257	$10,114
03/2015	$9,529	$10,095	$10,161
04/2015	$9,587	$10,192	$10,124
05/2015	$9,676	$10,323	$10,100
06/2015	$9,618	$10,123	$9,990
07/2015	$9,747	$10,335	$10,059
08/2015	$9,472	$9,712	$10,045
09/2015	$9,389	$9,471	$10,113
10/2015	$9,641	$10,270	$10,114
11/2015	$9,657	$10,301	$10,088
12/2015	$9,647	$10,138	$10,055
01/2016	$9,348	$9,635	$10,193
02/2016	$9,400	$9,622	$10,266
03/2016	$9,586	$10,275	$10,360
04/2016	$9,622	$10,315	$10,400
05/2016	$9,733	$10,500	$10,402
06/2016	$9,770	$10,527	$10,589
07/2016	$9,861	$10,915	$10,656
08/2016	$9,927	$10,931	$10,644
09/2016	$9,958	$10,933	$10,638
10/2016	$9,935	$10,733	$10,556
11/2016	$10,089	$11,131	$10,307
12/2016	$10,151	$11,351	$10,321
01/2017	$10,253	$11,566	$10,341
02/2017	$10,391	$12,025	$10,411
03/2017	$10,433	$12,039	$10,405
04/2017	$10,528	$12,163	$10,486
05/2017	$10,594	$12,334	$10,567
06/2017	$10,654	$12,411	$10,556
07/2017	$10,750	$12,666	$10,601
08/2017	$10,806	$12,705	$10,696
09/2017	$10,916	$12,967	$10,645
10/2017	$10,989	$13,270	$10,652
11/2017	$11,085	$13,677	$10,638
12/2017	$11,132	$13,829	$10,687
01/2018	$11,225	$14,621	$10,564
02/2018	$11,025	$14,082	$10,464
03/2018	$10,843	$13,724	$10,531
04/2018	$10,920	$13,777	$10,452
05/2018	$11,087	$14,108	$10,527
06/2018	$11,109	$14,195	$10,514
07/2018	$11,336	$14,724	$10,516
08/2018	$11,463	$15,203	$10,584
09/2018	$11,506	$15,290	$10,516
10/2018	$11,046	$14,245	$10,433
11/2018	$11,137	$14,535	$10,495
12/2018	$10,643	$13,223	$10,688
01/2019	$10,946	$14,282	$10,801
02/2019	$11,080	$14,741	$10,795
03/2019	$11,170	$15,027	$11,003
04/2019	$11,281	$15,636	$11,005
05/2019	$10,917	$14,642	$11,201
06/2019	$11,262	$15,674	$11,341
07/2019	$11,339	$15,899	$11,366
08/2019	$11,272	$15,648	$11,661
09/2019	$11,393	$15,940	$11,599
10/2019	$11,553	$16,286	$11,634
11/2019	$11,695	$16,877	$11,628
12/2019	$11,797	$17,386	$11,620
01/2020	$11,767	$17,379	$11,843
02/2020	$11,212	$15,949	$12,056
03/2020	$10,610	$13,979	$11,985
04/2020	$11,108	$15,771	$12,198
05/2020	$11,357	$16,522	$12,255
06/2020	$11,490	$16,850	$12,332
07/2020	$11,774	$17,801	$12,517
08/2020	$12,082	$19,080	$12,416
09/2020	$11,859	$18,355	$12,409
10/2020	$11,718	$17,867	$12,353
11/2020	$12,383	$19,823	$12,475
12/2020	$12,614	$20,585	$12,492
01/2021	$12,538	$20,377	$12,402
02/2021	$12,727	$20,939	$12,223
03/2021	$13,014	$21,856	$12,071
04/2021	$13,244	$23,022	$12,166
05/2021	$13,347	$23,183	$12,206
06/2021	$13,526	$23,724	$12,291
07/2021	$13,623	$24,288	$12,429
08/2021	$13,785	$25,026	$12,405
09/2021	$13,457	$23,863	$12,298
10/2021	$13,888	$25,534	$12,294
11/2021	$13,798	$25,357	$12,331
12/2021	$14,032	$26,494	$12,299
01/2022	$13,718	$25,123	$12,034
02/2022	$13,425	$24,371	$11,900
03/2022	$13,577	$25,276	$11,569
04/2022	$12,931	$23,071	$11,130
05/2022	$12,859	$23,114	$11,202
06/2022	$12,271	$21,206	$11,026
07/2022	$12,789	$23,161	$11,296
08/2022	$12,485	$22,217	$10,977
09/2022	$11,789	$20,170	$10,502
10/2022	$12,309	$21,804	$10,366
11/2022	$12,710	$23,022	$10,748
12/2022	$12,340	$21,696	$10,699
01/2023	$12,728	$23,059	$11,028
02/2023	$12,624	$22,496	$10,743
03/2023	$12,972	$23,322	$11,016
04/2023	$13,170	$23,686	$11,083
05/2023	$13,351	$23,789	$10,962
06/2023	$13,717	$25,361	$10,923
07/2023	$13,881	$26,176	$10,915
08/2023	$13,850	$25,759	$10,846
09/2023	$13,506	$24,531	$10,570
10/2023	$13,363	$24,015	$10,403
11/2023	$13,890	$26,208	$10,874
12/2023	$14,121	$27,399	$11,291
01/2024	$14,271	$27,859	$11,260
02/2024	$14,641	$29,347	$11,101
03/2024	$14,865	$30,291	$11,203
04/2024	$14,522	$29,054	$10,920
05/2024	$14,988	$30,494	$11,105
06/2024	$15,308	$31,589	$11,210
07/2024	$15,378	$31,973	$11,472
08/2024	$15,756	$32,749	$11,637
09/2024	$15,929	$33,448	$11,793
10/2024	$15,918	$33,145	$11,500
11/2024	$16,525	$35,090	$11,622
12/2024	$16,250	$34,254	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	15.08%	6.61%	5.60%
Class A with 5.75% MSCFootnote Reference1	8.45%	5.36%	4.97%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 6,802,515,244
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 37,150,940
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,802,515,244
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	207
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$37,150,940

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.1%
Banks	3.8%
Financial Services	4.2%
Broadline Retail	4.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.6%
Software	10.0%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	3.3%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Principle Investment Strategies:  The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052970
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class C
Trading Symbol	GTECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$182	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2024.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In August, during the market's maximum drawdown of 2024, the team reduced index put option coverage to monetize high volatility. As the market recovered, they decreased time to expiration and increased the weighted-average strike price, leveraging the low cost of protection. Adjustments in 2024 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Line Graph [Table Text Block]
	Class C	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,878	$9,700	$10,210
02/2015	$10,122	$10,257	$10,114
03/2015	$10,088	$10,095	$10,161
04/2015	$10,142	$10,192	$10,124
05/2015	$10,230	$10,323	$10,100
06/2015	$10,163	$10,123	$9,990
07/2015	$10,293	$10,335	$10,059
08/2015	$9,999	$9,712	$10,045
09/2015	$9,900	$9,471	$10,113
10/2015	$10,161	$10,270	$10,114
11/2015	$10,171	$10,301	$10,088
12/2015	$10,154	$10,138	$10,055
01/2016	$9,832	$9,635	$10,193
02/2016	$9,880	$9,622	$10,266
03/2016	$10,068	$10,275	$10,360
04/2016	$10,103	$10,315	$10,400
05/2016	$10,209	$10,500	$10,402
06/2016	$10,243	$10,527	$10,589
07/2016	$10,336	$10,915	$10,656
08/2016	$10,394	$10,931	$10,644
09/2016	$10,424	$10,933	$10,638
10/2016	$10,390	$10,733	$10,556
11/2016	$10,545	$11,131	$10,307
12/2016	$10,603	$11,351	$10,321
01/2017	$10,703	$11,566	$10,341
02/2017	$10,841	$12,025	$10,411
03/2017	$10,878	$12,039	$10,405
04/2017	$10,968	$12,163	$10,486
05/2017	$11,034	$12,334	$10,567
06/2017	$11,085	$12,411	$10,556
07/2017	$11,178	$12,666	$10,601
08/2017	$11,230	$12,705	$10,696
09/2017	$11,337	$12,967	$10,645
10/2017	$11,406	$13,270	$10,652
11/2017	$11,500	$13,677	$10,638
12/2017	$11,542	$13,829	$10,687
01/2018	$11,628	$14,621	$10,564
02/2018	$11,417	$14,082	$10,464
03/2018	$11,221	$13,724	$10,531
04/2018	$11,294	$13,777	$10,452
05/2018	$11,457	$14,108	$10,527
06/2018	$11,471	$14,195	$10,514
07/2018	$11,700	$14,724	$10,516
08/2018	$11,821	$15,203	$10,584
09/2018	$11,861	$15,290	$10,516
10/2018	$11,381	$14,245	$10,433
11/2018	$11,465	$14,535	$10,495
12/2018	$10,947	$13,223	$10,688
01/2019	$11,253	$14,282	$10,801
02/2019	$11,385	$14,741	$10,795
03/2019	$11,470	$15,027	$11,003
04/2019	$11,578	$15,636	$11,005
05/2019	$11,199	$14,642	$11,201
06/2019	$11,542	$15,674	$11,341
07/2019	$11,615	$15,899	$11,366
08/2019	$11,539	$15,648	$11,661
09/2019	$11,655	$15,940	$11,599
10/2019	$11,808	$16,286	$11,634
11/2019	$11,947	$16,877	$11,628
12/2019	$12,044	$17,386	$11,620
01/2020	$12,006	$17,379	$11,843
02/2020	$11,434	$15,949	$12,056
03/2020	$10,812	$13,979	$11,985
04/2020	$11,315	$15,771	$12,198
05/2020	$11,563	$16,522	$12,255
06/2020	$11,686	$16,850	$12,332
07/2020	$11,969	$17,801	$12,517
08/2020	$12,273	$19,080	$12,416
09/2020	$12,039	$18,355	$12,409
10/2020	$11,888	$17,867	$12,353
11/2020	$12,555	$19,823	$12,475
12/2020	$12,782	$20,585	$12,492
01/2021	$12,695	$20,377	$12,402
02/2021	$12,880	$20,939	$12,223
03/2021	$13,163	$21,856	$12,071
04/2021	$13,387	$23,022	$12,166
05/2021	$13,481	$23,183	$12,206
06/2021	$13,656	$23,724	$12,291
07/2021	$13,743	$24,288	$12,429
08/2021	$13,897	$25,026	$12,405
09/2021	$13,558	$23,863	$12,298
10/2021	$13,984	$25,534	$12,294
11/2021	$13,886	$25,357	$12,331
12/2021	$14,113	$26,494	$12,299
01/2022	$13,785	$25,123	$12,034
02/2022	$13,484	$24,371	$11,900
03/2022	$13,624	$25,276	$11,569
04/2022	$12,968	$23,071	$11,130
05/2022	$12,891	$23,114	$11,202
06/2022	$12,290	$21,206	$11,026
07/2022	$12,803	$23,161	$11,296
08/2022	$12,493	$22,217	$10,977
09/2022	$11,787	$20,170	$10,502
10/2022	$12,297	$21,804	$10,366
11/2022	$12,692	$23,022	$10,748
12/2022	$12,315	$21,696	$10,699
01/2023	$12,698	$23,059	$11,028
02/2023	$12,595	$22,496	$10,743
03/2023	$12,942	$23,322	$11,016
04/2023	$13,140	$23,686	$11,083
05/2023	$13,320	$23,789	$10,962
06/2023	$13,685	$25,361	$10,923
07/2023	$13,849	$26,176	$10,915
08/2023	$13,817	$25,759	$10,846
09/2023	$13,475	$24,531	$10,570
10/2023	$13,332	$24,015	$10,403
11/2023	$13,857	$26,208	$10,874
12/2023	$14,088	$27,399	$11,291
01/2024	$14,238	$27,859	$11,260
02/2024	$14,607	$29,347	$11,101
03/2024	$14,831	$30,291	$11,203
04/2024	$14,488	$29,054	$10,920
05/2024	$14,953	$30,494	$11,105
06/2024	$15,272	$31,589	$11,210
07/2024	$15,342	$31,973	$11,472
08/2024	$15,720	$32,749	$11,637
09/2024	$15,892	$33,448	$11,793
10/2024	$15,881	$33,145	$11,500
11/2024	$16,486	$35,090	$11,622
12/2024	$16,212	$34,254	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	14.22%	5.81%	4.95%
Class C with 1.00% CDSCFootnote Reference1	13.22%	5.81%	4.95%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 6,802,515,244
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 37,150,940
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,802,515,244
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	207
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$37,150,940

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.1%
Banks	3.8%
Financial Services	4.2%
Broadline Retail	4.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.6%
Software	10.0%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	3.3%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Principle Investment Strategies:  The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190730
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class N
Trading Symbol	GTENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$70	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2024.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In August, during the market's maximum drawdown of 2024, the team reduced index put option coverage to monetize high volatility. As the market recovered, they decreased time to expiration and increased the weighted-average strike price, leveraging the low cost of protection. Adjustments in 2024 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Line Graph [Table Text Block]
	Class N	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
05/2017	$10,066	$10,141	$10,077
06/2017	$10,120	$10,204	$10,067
07/2017	$10,218	$10,414	$10,110
08/2017	$10,274	$10,446	$10,201
09/2017	$10,380	$10,661	$10,152
10/2017	$10,453	$10,910	$10,158
11/2017	$10,548	$11,245	$10,145
12/2017	$10,593	$11,370	$10,192
01/2018	$10,685	$12,021	$10,074
02/2018	$10,498	$11,578	$9,979
03/2018	$10,326	$11,283	$10,043
04/2018	$10,402	$11,327	$9,968
05/2018	$10,565	$11,599	$10,039
06/2018	$10,587	$11,671	$10,027
07/2018	$10,807	$12,105	$10,029
08/2018	$10,928	$12,500	$10,094
09/2018	$10,974	$12,571	$10,029
10/2018	$10,539	$11,711	$9,950
11/2018	$10,625	$11,950	$10,009
12/2018	$10,156	$10,871	$10,193
01/2019	$10,448	$11,742	$10,301
02/2019	$10,580	$12,119	$10,295
03/2019	$10,666	$12,355	$10,493
04/2019	$10,775	$12,855	$10,495
05/2019	$10,434	$12,038	$10,682
06/2019	$10,762	$12,887	$10,816
07/2019	$10,839	$13,072	$10,840
08/2019	$10,781	$12,865	$11,121
09/2019	$10,896	$13,105	$11,061
10/2019	$11,051	$13,389	$11,095
11/2019	$11,191	$13,875	$11,089
12/2019	$11,291	$14,294	$11,081
01/2020	$11,265	$14,288	$11,295
02/2020	$10,740	$13,112	$11,498
03/2020	$10,162	$11,493	$11,430
04/2020	$10,643	$12,966	$11,633
05/2020	$10,885	$13,584	$11,688
06/2020	$11,013	$13,854	$11,761
07/2020	$11,289	$14,635	$11,937
08/2020	$11,587	$15,687	$11,840
09/2020	$11,376	$15,091	$11,834
10/2020	$11,244	$14,689	$11,781
11/2020	$11,885	$16,297	$11,897
12/2020	$12,109	$16,924	$11,913
01/2021	$12,040	$16,753	$11,828
02/2021	$12,221	$17,215	$11,657
03/2021	$12,502	$17,969	$11,511
04/2021	$12,726	$18,928	$11,602
05/2021	$12,829	$19,060	$11,640
06/2021	$13,004	$19,505	$11,722
07/2021	$13,100	$19,969	$11,853
08/2021	$13,259	$20,576	$11,830
09/2021	$12,947	$19,619	$11,728
10/2021	$13,364	$20,993	$11,725
11/2021	$13,282	$20,848	$11,760
12/2021	$13,510	$21,782	$11,729
01/2022	$13,208	$20,655	$11,477
02/2022	$12,932	$20,036	$11,349
03/2022	$13,081	$20,780	$11,033
04/2022	$12,458	$18,968	$10,615
05/2022	$12,395	$19,003	$10,683
06/2022	$11,830	$17,435	$10,516
07/2022	$12,334	$19,042	$10,772
08/2022	$12,044	$18,266	$10,468
09/2022	$11,375	$16,583	$10,016
10/2022	$11,877	$17,926	$9,886
11/2022	$12,271	$18,928	$10,250
12/2022	$11,916	$17,837	$10,203
01/2023	$12,291	$18,958	$10,517
02/2023	$12,194	$18,495	$10,245
03/2023	$12,532	$19,174	$10,506
04/2023	$12,727	$19,474	$10,569
05/2023	$12,905	$19,558	$10,454
06/2023	$13,263	$20,851	$10,417
07/2023	$13,424	$21,521	$10,410
08/2023	$13,397	$21,178	$10,343
09/2023	$13,068	$20,168	$10,080
10/2023	$12,933	$19,744	$9,921
11/2023	$13,446	$21,547	$10,371
12/2023	$13,674	$22,526	$10,768
01/2024	$13,823	$22,905	$10,738
02/2024	$14,185	$24,128	$10,586
03/2024	$14,405	$24,904	$10,684
04/2024	$14,076	$23,887	$10,414
05/2024	$14,527	$25,071	$10,591
06/2024	$14,846	$25,971	$10,691
07/2024	$14,914	$26,287	$10,941
08/2024	$15,288	$26,925	$11,098
09/2024	$15,456	$27,500	$11,246
10/2024	$15,449	$27,250	$10,968
11/2024	$16,042	$28,850	$11,084
12/2024	$15,780	$28,162	$10,902

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	15.40%	6.92%	6.13%
S&P 500® Index	25.02%	14.53%	14.37%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.16%

Performance Inception Date	May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 6,802,515,244
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 37,150,940
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,802,515,244
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	207
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$37,150,940

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.1%
Banks	3.8%
Financial Services	4.2%
Broadline Retail	4.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.6%
Software	10.0%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	3.3%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Principle Investment Strategies:  The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052971
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class Y
Trading Symbol	GTEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$75	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2024.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2024.

•2024 was one of the Fund’s best calendar year returns since inception.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2024, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In August, during the market's maximum drawdown of 2024, the team reduced index put option coverage to monetize high volatility. As the market recovered, they decreased time to expiration and increased the weighted-average strike price, leveraging the low cost of protection. Adjustments in 2024 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,888	$9,700	$10,210
02/2015	$10,139	$10,257	$10,114
03/2015	$10,115	$10,095	$10,161
04/2015	$10,180	$10,192	$10,124
05/2015	$10,275	$10,323	$10,100
06/2015	$10,215	$10,123	$9,990
07/2015	$10,356	$10,335	$10,059
08/2015	$10,068	$9,712	$10,045
09/2015	$9,978	$9,471	$10,113
10/2015	$10,250	$10,270	$10,114
11/2015	$10,267	$10,301	$10,088
12/2015	$10,259	$10,138	$10,055
01/2016	$9,944	$9,635	$10,193
02/2016	$10,000	$9,622	$10,266
03/2016	$10,200	$10,275	$10,360
04/2016	$10,238	$10,315	$10,400
05/2016	$10,360	$10,500	$10,402
06/2016	$10,402	$10,527	$10,589
07/2016	$10,503	$10,915	$10,656
08/2016	$10,573	$10,931	$10,644
09/2016	$10,609	$10,933	$10,638
10/2016	$10,585	$10,733	$10,556
11/2016	$10,753	$11,131	$10,307
12/2016	$10,821	$11,351	$10,321
01/2017	$10,933	$11,566	$10,341
02/2017	$11,081	$12,025	$10,411
03/2017	$11,128	$12,039	$10,405
04/2017	$11,230	$12,163	$10,486
05/2017	$11,304	$12,334	$10,567
06/2017	$11,367	$12,411	$10,556
07/2017	$11,473	$12,666	$10,601
08/2017	$11,537	$12,705	$10,696
09/2017	$11,658	$12,967	$10,645
10/2017	$11,736	$13,270	$10,652
11/2017	$11,843	$13,677	$10,638
12/2017	$11,896	$13,829	$10,687
01/2018	$11,995	$14,621	$10,564
02/2018	$11,786	$14,082	$10,464
03/2018	$11,594	$13,724	$10,531
04/2018	$11,676	$13,777	$10,452
05/2018	$11,858	$14,108	$10,527
06/2018	$11,882	$14,195	$10,514
07/2018	$12,129	$14,724	$10,516
08/2018	$12,265	$15,203	$10,584
09/2018	$12,319	$15,290	$10,516
10/2018	$11,827	$14,245	$10,433
11/2018	$11,927	$14,535	$10,495
12/2018	$11,399	$13,223	$10,688
01/2019	$11,727	$14,282	$10,801
02/2019	$11,871	$14,741	$10,795
03/2019	$11,970	$15,027	$11,003
04/2019	$12,093	$15,636	$11,005
05/2019	$11,706	$14,642	$11,201
06/2019	$12,076	$15,674	$11,341
07/2019	$12,163	$15,899	$11,366
08/2019	$12,094	$15,648	$11,661
09/2019	$12,225	$15,940	$11,599
10/2019	$12,399	$16,286	$11,634
11/2019	$12,552	$16,877	$11,628
12/2019	$12,666	$17,386	$11,620
01/2020	$12,637	$17,379	$11,843
02/2020	$12,045	$15,949	$12,056
03/2020	$11,399	$13,979	$11,985
04/2020	$11,938	$15,771	$12,198
05/2020	$12,209	$16,522	$12,255
06/2020	$12,352	$16,850	$12,332
07/2020	$12,657	$17,801	$12,517
08/2020	$12,992	$19,080	$12,416
09/2020	$12,753	$18,355	$12,409
10/2020	$12,605	$17,867	$12,353
11/2020	$13,324	$19,823	$12,475
12/2020	$13,577	$20,585	$12,492
01/2021	$13,496	$20,377	$12,402
02/2021	$13,703	$20,939	$12,223
03/2021	$14,016	$21,856	$12,071
04/2021	$14,264	$23,022	$12,166
05/2021	$14,379	$23,183	$12,206
06/2021	$14,573	$23,724	$12,291
07/2021	$14,681	$24,288	$12,429
08/2021	$14,859	$25,026	$12,405
09/2021	$14,511	$23,863	$12,298
10/2021	$14,976	$25,534	$12,294
11/2021	$14,883	$25,357	$12,331
12/2021	$15,137	$26,494	$12,299
01/2022	$14,802	$25,123	$12,034
02/2022	$14,490	$24,371	$11,900
03/2022	$14,654	$25,276	$11,569
04/2022	$13,961	$23,071	$11,130
05/2022	$13,886	$23,114	$11,202
06/2022	$13,251	$21,206	$11,026
07/2022	$13,816	$23,161	$11,296
08/2022	$13,491	$22,217	$10,977
09/2022	$12,739	$20,170	$10,502
10/2022	$13,301	$21,804	$10,366
11/2022	$13,743	$23,022	$10,748
12/2022	$13,344	$21,696	$10,699
01/2023	$13,768	$23,059	$11,028
02/2023	$13,655	$22,496	$10,743
03/2023	$14,032	$23,322	$11,016
04/2023	$14,251	$23,686	$11,083
05/2023	$14,450	$23,789	$10,962
06/2023	$14,848	$25,361	$10,923
07/2023	$15,030	$26,176	$10,915
08/2023	$14,999	$25,759	$10,846
09/2023	$14,629	$24,531	$10,570
10/2023	$14,477	$24,015	$10,403
11/2023	$15,052	$26,208	$10,874
12/2023	$15,305	$27,399	$11,291
01/2024	$15,472	$27,859	$11,260
02/2024	$15,877	$29,347	$11,101
03/2024	$16,122	$30,291	$11,203
04/2024	$15,753	$29,054	$10,920
05/2024	$16,259	$30,494	$11,105
06/2024	$16,613	$31,589	$11,210
07/2024	$16,689	$31,973	$11,472
08/2024	$17,104	$32,749	$11,637
09/2024	$17,294	$33,448	$11,793
10/2024	$17,287	$33,145	$11,500
11/2024	$17,950	$35,090	$11,622
12/2024	$17,658	$34,254	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	15.37%	6.87%	5.85%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Sep. 13, 2024
AssetsNet	$ 6,802,515,244
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 37,150,940
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,802,515,244
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	207
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$37,150,940

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.1%
Banks	3.8%
Financial Services	4.2%
Broadline Retail	4.4%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	7.6%
Software	10.0%
Semiconductors & Semiconductor Equipment	11.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	3.3%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Principle Investment Strategies:  The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.

Material Fund Change Strategies [Text Block]	Principle Investment Strategies: The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Summary of Change Legend [Text Block]

Effective September 13, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478  or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments